Financing Arrangements - Summary of Debt (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	May. 29, 2014	Dec. 31, 2013	Feb. 28, 2013	Oct. 31, 2012
Summary of debt outstanding:
Total	$ 4,727,094	$ 4,782,538		$ 7,171,252
Unamortized discount	(20,837)	(145,835)		(67,327)
Total debt, net	4,706,257	4,636,703		7,103,925
Less: current maturities	2,214,257	2,070,217		3,170,672
Long-term portion	2,492,000	2,566,486		3,933,253
Senior Secured Note Payable, due August 2013
Summary of debt outstanding:
Effective interest rate (as a percentage)					38.00%
Total			$ 150,660	1,562,500
Senior Secured Note Payable, due August 2013 | Minimum
Summary of debt outstanding:
Interest rate (as a percentage)						10.00%
Senior Secured Note Payable, due August 2013 | Maximum
Summary of debt outstanding:
Interest rate (as a percentage)						16.00%
Secured Convertible Notes, due June Through August 2014
Summary of debt outstanding:
Total				770,000
Notes Payable to Directors and Affiliates
Summary of debt outstanding:
Total	$ 1,348,000	$ 1,350,000		$ 2,350,000
Convertible Notes, due March 2015, interest at 10%
Summary of debt outstanding:
Interest rate (as a percentage)				10.00%
Total				$ 575,000
Convertible Term Loans, due December 2016, interest at 10%
Summary of debt outstanding:
Interest rate (as a percentage)	10.00%	10.00%		10.00%
Total	$ 2,300,000	$ 2,300,000		$ 500,000
Convertible Subordinated Notes, due March 2012, interest at 6%
Summary of debt outstanding:
Interest rate (as a percentage)				6.00%
Total				$ 112,561
Convertible Subordinated Notes, due April 2015, interest at 9%
Summary of debt outstanding:
Interest rate (as a percentage)				9.00%
Total				$ 200,000
Series Subordinated Notes, due April 2015 Stated interest rate of 12%, effective interest of 38%
Summary of debt outstanding:
Interest rate (as a percentage)	12.00%	12.00%		12.00%
Effective interest rate (as a percentage)				38.00%
Total	$ 499,591	$ 613,808		$ 863,808
Notes Payable, due February 2015, interest at 10%
Summary of debt outstanding:
Interest rate (as a percentage)				10.00%
Total				$ 100,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%
Summary of debt outstanding:
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due	10,000,000	10,000,000
Total	$ 74,486	$ 74,486
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Minimum
Summary of debt outstanding:
Interest rate (as a percentage)	8.25%	8.25%
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Maximum
Summary of debt outstanding:
Interest rate (as a percentage)	12.00%	12.00%
Note Payable, due August 2021, interest at 0%
Summary of debt outstanding:
Interest rate (as a percentage)	0.00%	0.00%
Total	$ 192,000	$ 192,000
Installment Note Payable - Bank
Summary of debt outstanding:
Total	$ 313,017	$ 252,244		$ 137,383